Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Schedule of dilutive securities excluded from calculation of diluted EPS
Shares of common stock for the following dilutive securities were excluded from the calculation of diluted EPS as the effect was antidilutive.

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Common stock equivalent of our preferred stock outstanding	60	60	63
Common stock equivalent of our convertible senior notes outstanding	146	146	146
Common stock equivalent of our preferred stock outstanding prior to exchange	—	1	37
Participating securities	1	1	1